EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS [Abstract]
Schedule of defined benefit plans

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$

Retirements payments	71,296	57,785
Resignation payments	7,048	11,537
Other obligations	89,083	53,296
Total liability for employee benefits	167,427	122,618

Schedule of movement in retirements and resignation payments and other obligations	Movement in retirements, resignations and other obligations:

	Opening balance	Increase (decrease) current service provision	Benefits paid	Actuarial (gains) losses	Currency translation	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2022	56,233	53,254	(4,375)	(9,935)	(1,689)	93,488
From January 1 to December 31, 2023	93,488	58,436	(6,701)	(21,198)	(1,407)	122,618
From January 1 to December 31, 2024	122,618	88,112	(10,778)	(21,769)	(10,756)	167,427

Schedule of principal assumptions
The main assumptions used in the calculation of the provision in Chile are presented below:

	For the year ended December 31,
Assumptions	2024	2023

Discount rate	5.92%	5.40%
Expected rate of salary increase	3.00%	3.00%
Rate of turnover	2.96%	5.02%
Mortality rate	RV-2020	RV-2020
Inflation rate	3.42%	2.99%
Retirement age of women	60	60
Retirement age of men	65	65

Schedule of sensitivity analysis for the variables
The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 b.p.	(5,267)	(3,913)
Change in the accrued liability an closing for decrease of 100 b.p.	6,010	4,369
Rate of wage growth
Change in the accrued liability an closing for increase in 100 b.p.	5,570	4,133
Change in the accrued liability an closing for decrease of 100 b.p.	(5,056)	(3,811)

Schedule of annual bonus provision	:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	183,153	114,769
(*)Accounts payables to employees (Note 19 letter b)
Schedule of employment expenses	Employment expenses are detailed below:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,337,982	1,268,343	1,024,304
Short-term employee benefits	243,210	181,565	121,882
Other personnel expenses	157,282	133,429	120,150
Total	1,738,474	1,583,337	1,266,336